Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
As of December 31, 2013, 2012 and 2011 the breakdown of accumulated other comprehensive income (loss) related to investment securities available-for-sale and derivative financial instruments, and foreign currency translation is as follows:

			Foreign currency
	Securities	Derivative	translation
	available-	financial	adjustment,
(In thousands of US$)	for-sale	instruments	net of hedges	Total

Balance as of January 1, 2011	(3,744)	(2,697)	-	(6,441)

Net unrealized gains arising from the year	4,095	1,097	-	5,192
Reclassification adjustment for (gains) loss included in net income (1)	(2,079)	960	-	(1,119)
Foreign currency translation adjustment, net	-	-	(744)	(744)
Other comprehensive income (loss) from the year	2,016	2,057	(744)	3,329
Balance as of December 31, 2011	(1,728)	(640)	(744)	(3,112)

Net unrealized gains arising from the year	8,436	5,699	-	14,135
Reclassification adjustment for gains included in net income (1)	(5,775)	(5,427)	-	(11,202)
Foreign currency translation adjustment, net	-	-	(551)	(551)
Other comprehensive income (loss) from the year	2,661	272	(551)	2,382
Balance as of December 31, 2012	933	(368)	(1,295)	(730)

Net unrealized loss arising from the year	(9,640)	(2,302)	-	(11,942)
Reclassification adjustment for (gains) loss included in net income (1)	(1,487)	1,985	24	522
Foreign currency translation adjustment, net	-	-	(425)	(425)
Other comprehensive income (loss) from the year	(11,127)	(317)	(401)	(11,845)
Balance as of December 31, 2013	(10,194)	(685)	(1,696)	(12,575)

(1)	Reclassification adjustments include amounts recognized in net income during the current period that had been part of other comprehensive income (loss) in this and previous periods.

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The following table presents amounts reclassified from other comprehensive income to the net income of the period:

2013
(In thousands of US$)
Amount reclassified
Details about accumulated other	from accumulated other	Affected line item in the statement
comprehensive income components	comprehensive income	where net income is presented
Realized gains (losses) on securities available-for-sale:
	2	Interest income – securities available-for-sale
	1,152	Net gain on sale of securities available-for-sale
	333	Derivative financial instruments and hedging
1,487
Gains (losses) on derivative financial instruments:
Forward foreign exchange	(1,472)	Interest income - loans
	31	Interest expense – borrowings and debt
	(544)	Net gain (loss) on foreign currency exchange
(1,985)

Loss on foreign currency translation adjustment	(24)	Net loss from discontinued operations

2012
(In thousands of US$)
Amount reclassified
Details about accumulated other	from accumulated other	Affected line item in the statement
comprehensive income components	comprehensive income	where net income is presented
Realized gains (losses) on securities available-for-sale:
	-	Interest income – securities available-for-sale
	5,775	Net gain on sale of securities available-for-sale
	-	Derivative financial instruments and hedging
5,775
Gains (losses) on derivative financial instruments:
Forward foreign exchange	(564)	Interest income - loans
	(169)	Interest expense – borrowings and debt
	6,160	Net gain (loss) on foreign currency exchange
5,427

Loss on foreign currency translation adjustment	-	Net loss from discontinued operations

2011
(In thousands of US$)
Amount reclassified
Details about accumulated other	from accumulated other	Affected line item in the statement
comprehensive income components	comprehensive income	where net income is presented
Realized gains (losses) on securities available-for-sale:
	-	Interest income – securities available-for-sale
	2,079	Net gain on sale of securities available-for-sale
	-	Derivative financial instruments and hedging
2,079
Gains (losses) on derivative financial instruments:
Forward foreign exchange	(124)	Interest income - loans
	172	Interest expense – borrowings and debt
	(1,008)	Net gain (loss) on foreign currency exchange
(960)

Loss on foreign currency translation adjustment	-	Net loss from discontinued operations